Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies and Commitments [Abstract]
Finance Lease Expense

	For the Years Ended
	December 31,
	2022	2021	2020
Amortization of finance lease assets (1)	$23	$38	$53
Interest on finance lease liabilities (2)	4	3	6
Total	$27	$41	$59

(1)Amortization of finance lease assets is reported in commissions and other expenses on the Consolidated Statements of Comprehensive Income (Loss).

(2)Interest on finance lease liabilities is reported in interest and debt expense on the Consolidated Statements of Comprehensive Income (Loss).

Cash Flow Information Related To Leases

	For the Years Ended
	December 31,
	2022	2021	2020
Supplemental Cash Flow Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$47	$40	$43
Financing cash flows from finance leases	74	62	53

Supplemental Non-Cash Information
ROU assets obtained in exchange for new lease obligations:
Operating leases	$6	$8	$10

Future Minimum Lease Payments

	Operating	Finance
	Leases	Leases
2023	$34	$82
2024	32	18
2025	27	7
2026	23	4
2027	15	-
Thereafter	16	-
Total future minimum lease payments	147	111
Less: Amount representing interest	28	5
Present value of minimum lease payments	$119	$106

Future Payments on Financing Arrangements

2023	$43
2024	95
2025	127
2026	175
2027	191
Thereafter	-
Total future minimum lease payments	631
Less: Amount representing interest	73
Present value of minimum lease payments	$558